Intangible Assets and Goodwill - Schedule of Goodwill (Details) - LendingClub Corp [Member] - USD ($) $ in Thousands	3 Months Ended					12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Beginning balance	$ 35,633				$ 72,683	$ 72,683	$ 72,592
Other changes in goodwill							91
Goodwill impairment		$ 0	$ (1,650)	$ (35,400)	$ 0	(37,050)
Ending balance	$ 35,633	$ 35,633				$ 35,633	$ 72,683	$ 72,592